Financial Instrument Risk Exposure and Risk Management - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Maximum exposure to credit risk of financial assets			$ 404,500
Exposure to foreign currency risk of financial assets			$ 96,379	$ 47,374
Change in currency rate			10.00%
Net loss increase decrease			$ 1,900	1,000
Net loss in the year			20,720	(20,324)
Proceeds from borrowings			$ 518,958	189,661
LIBOR Interest rate [member]
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			1.00%
Revolving credit facility [member]
Disclosure of financial liabilities [line items]
Proceeds from borrowings				20,000
Repayments of principal	$ 200,000
Current borrowing capacity			$ 200,000
Revolving credit facility [member] | Covid-19 [member]
Disclosure of financial liabilities [line items]
Proceeds from borrowings		$ 180,000
Tern loan [member]
Disclosure of financial liabilities [line items]
Current borrowing capacity			100,000
Brazilian Reals [Member]
Disclosure of financial liabilities [line items]
Exposure to foreign currency risk of financial assets			73,236	28,653
Canadian Dollars [Member]
Disclosure of financial liabilities [line items]
Exposure to foreign currency risk of financial assets			13,254	18,721
Mexican Pesos [Member]
Disclosure of financial liabilities [line items]
Exposure to foreign currency risk of financial assets			9,889
Cash and cash equivalents [member] | Brazilian Reals [Member]
Disclosure of financial liabilities [line items]
Exposure to foreign currency risk of financial assets			58,400	12,900
Cash and cash equivalents [member] | Canadian Dollars [Member]
Disclosure of financial liabilities [line items]
Exposure to foreign currency risk of financial assets			900	0
Cash and cash equivalents [member] | Mexican Pesos [Member]
Disclosure of financial liabilities [line items]
Exposure to foreign currency risk of financial assets			$ 2,400	$ 7,800